INCOME TAXES - Income Tax Expense (Benefit) from Loss Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Loss before income tax	$ (98,479)	$ (146,165)	$ (360,925)
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax benefit at Macau Complementary Tax rate	$ (11,817)	$ (17,540)	$ (43,311)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(6,352)	(5,432)	(3,449)
Under (over) provision in prior years	49	(15)	0
Effect of income for which no income tax expense is payable	(1,378)	(2,191)	(1,438)
Effect of expenses for which no income tax benefit is receivable	10,727	6,338	16,560
Effect of profits exempted from Macau Complementary Tax	0	(61)	0
Changes in valuation allowances	4,557	1,515	16,202
Expired tax losses	11,566	17,305	15,818
Income tax expense (benefit)	$ 7,352	$ (81)	$ 382